Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Schedule of Commitments	The Group had the following purchase commitments at the end of the reporting period which are not yet reflected in the financial statements.
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Intangible assets	400	5,000
Music education equipment	—	6,091
	400	11,091